Loans and Accounts Receivable From Customers - Movements in Loan Portfolio disaggregated by individually and grouped assessed loans - Consumer loans (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consumer loans [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	$ 314
New financial assets originated or purchased	(125,212)
Financial assets that have been derecognized	76,578
Foreign exchange and other movements	5,849
Allowance for loan losses	220,791	$ 256,417
Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(23,134,814)	(21,482,490)
- Charge-offs	315,765	173,272
- Changes due to modifications that did not result in derecognition	265,977
New financial assets originated or purchased	(8,916,631)	(7,343,332)
Financial assets that have been derecognized	8,450,587	6,055,454
Foreign exchange and other movements	401,135	(537,718)
Ending balance	(22,617,981)	(23,134,814)
IFRS9 [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	789	0
New financial assets originated or purchased	(414,765)	(282,800)
Financial assets that have been derecognized	244,413	199,319
Foreign exchange and other movements	4,777	(37,787)
Allowance for loan losses	1,041,873	880,117	$ 768,120
Loans and receivables from customers	21,576,108	22,254,697
IFRS9 [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Loans and receivables from customers	2,271,638	2,541,812
IFRS9 [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(23,134,814)
Ending balance	(22,617,981)	(23,134,814)
IFRS9 [member] | Gross assets [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Beginning balance	(2,798,229)
Ending balance	(2,492,429)	(2,798,229)
IFRS9 [member] | Allowances for loan losses [member]
Disclosure of financial assets [line items]
Allowance for loan losses	1,041,873	880,117
IFRS9 [member] | Allowances for loan losses [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	220,791	256,417
Individually assessed for credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(610,506)	(508,554)
- Charge-offs	198	21,841
- Changes due to modifications that did not result in derecognition	3,089
New financial assets originated or purchased	(235,149)	(87,496)
Financial assets that have been derecognized	191,909	58,435
Foreign exchange and other movements	(66,523)	(48,266)
Ending balance	(1,088,954)	(610,506)
Individually assessed for credit losses [member] | IFRS9 [member] | Allowances for loan losses [member]
Disclosure of financial assets [line items]
Allowance for loan losses	321,444	193,135
Individually assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(20,807)
- Transfer to stage 2	7,573
- Transfer to stage 3	5,410
New financial assets originated or purchased	(32,170)
Financial assets that have been derecognized	13,399
Foreign exchange and other movements	(25,096)
Ending balance	(100,922)	(20,807)
Individually assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(321,488)	(367,611)
- Transfer to stage 2	(7,573)
- Transfer to stage 3	84,512	116,202
- Changes due to modifications that did not result in derecognition	1,810
New financial assets originated or purchased	(80,355)	(55,367)
Financial assets that have been derecognized	73,546	46,681
Foreign exchange and other movements	(79,267)	(35,734)
Ending balance	(499,537)	(321,488)
Individually assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(268,211)	(140,943)
- Transfer to stage 3	(89,922)	(116,202)
- Charge-offs	198	21,841
- Changes due to modifications that did not result in derecognition	1,279
New financial assets originated or purchased	(122,624)	(32,129)
Financial assets that have been derecognized	104,964	11,754
Foreign exchange and other movements	37,840	(12,532)
Ending balance	(488,495)	(268,211)
Collectively assessed for credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(22,524,308)	(20,973,936)
- Charge-offs	315,567	151,431
- Changes due to modifications that did not result in derecognition	262,888
New financial assets originated or purchased	(8,681,482)	(7,255,836)
Financial assets that have been derecognized	8,258,678	5,997,019
Foreign exchange and other movements	467,658	(489,452)
Ending balance	(21,529,027)	(22,524,308)
Collectively assessed for credit losses [member] | Gross assets [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Beginning balance	(2,798,229)	(2,669,763)
- Charge-offs	134,612	62,205
- Changes due to modifications that did not result in derecognition	58,130
New financial assets originated or purchased	(1,203,183)	(1,114,051)
Financial assets that have been derecognized	1,237,022	879,233
Foreign exchange and other movements	79,219	44,147
Ending balance	(2,492,429)	(2,798,229)
Collectively assessed for credit losses [member] | IFRS9 [member] | Allowances for loan losses [member]
Disclosure of financial assets [line items]
Allowance for loan losses	720,429	686,982
Collectively assessed for credit losses [member] | IFRS9 [member] | Allowances for loan losses [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Allowance for loan losses	220,791	256,417
Collectively assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(18,691,115)	(17,697,774)
Changes in the allowances - Transfer to stage 1	(627,546)	(392,454)
- Transfer to stage 2	1,791,800	749,463
- Transfer to stage 3	69,979	113,903
- Charge-offs	15,705	13,979
- Changes due to modifications that did not result in derecognition	235,650
New financial assets originated or purchased	(6,798,612)	(6,487,407)
Financial assets that have been derecognized	7,224,940	5,024,522
Foreign exchange and other movements	402,950	(36,154)
Ending balance	(16,327,018)	(18,691,115)
Collectively assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Beginning balance	(2,201,939)	(2,135,693)
Changes in the allowances - Transfer to stage 1	(165,739)	(121,007)
- Transfer to stage 2	349,120	144,382
- Transfer to stage 3	25,131	15,399
- Charge-offs	15,262	13,289
- Changes due to modifications that did not result in derecognition	51,408
New financial assets originated or purchased	(826,956)	(822,217)
Financial assets that have been derecognized	948,463	645,261
Foreign exchange and other movements	72,725	58,647
Ending balance	(1,732,525)	(2,201,939)
Collectively assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(2,864,199)	(2,532,128)
Changes in the allowances - Transfer to stage 1	601,963	371,983
- Transfer to stage 2	(1,876,532)	(816,577)
- Transfer to stage 3	153,174	192,565
- Charge-offs	38,228	22,862
- Changes due to modifications that did not result in derecognition	25,330
New financial assets originated or purchased	(1,474,294)	(583,765)
Financial assets that have been derecognized	837,836	771,046
Foreign exchange and other movements	110,636	(315,844)
Ending balance	(4,277,136)	(2,864,199)
Collectively assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Beginning balance	(482,372)	(444,058)
Changes in the allowances - Transfer to stage 1	154,065	114,560
- Transfer to stage 2	(358,123)	(152,087)
- Transfer to stage 3	21,321	14,314
- Charge-offs	35,795	21,433
- Changes due to modifications that did not result in derecognition	7,108
New financial assets originated or purchased	(327,383)	(224,815)
Financial assets that have been derecognized	258,436	202,029
Foreign exchange and other movements	4,454	(13,748)
Ending balance	(686,699)	(482,372)
Collectively assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(968,994)	(744,034)
Changes in the allowances - Transfer to stage 1	25,583	20,471
- Transfer to stage 2	84,732	67,114
- Transfer to stage 3	(223,153)	(306,468)
- Charge-offs	261,634	114,590
- Changes due to modifications that did not result in derecognition	1,908
New financial assets originated or purchased	(408,576)	(184,664)
Financial assets that have been derecognized	195,902	201,451
Foreign exchange and other movements	(45,928)	(137,454)
Ending balance	(924,873)	(968,994)
Collectively assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Beginning balance	(113,918)	(90,012)
Changes in the allowances - Transfer to stage 1	11,674	6,447
- Transfer to stage 2	9,003	7,705
- Transfer to stage 3	(46,452)	(29,713)
- Charge-offs	83,555	27,483
- Changes due to modifications that did not result in derecognition	(386)
New financial assets originated or purchased	(48,844)	(67,019)
Financial assets that have been derecognized	30,123	31,943
Foreign exchange and other movements	2,040	(752)
Ending balance	$ (73,205)	$ (113,918)